6 INTANGIBLE ASSETS: Schedule of Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2018
Tables/Schedules
Schedule of Intangible Assets

December 31, 2018

	Opening			Closing	Opening	Amortization	Closing
	cost			cost	accumulated	during the	amortization	Net book
	balance	Additions	Disposals	balance	amortization	period	balance	value
Software platform	$ 4,499,350	$ 1,006,995	$ -	$ 5,506,345	$ 1,606,831	$ 1,018,645	$ 2,625,476	$ 2,880,869
Intellectual property	2,495,000	525,000	-	3,020,000	1,301,333	498,996	1,800,329	1,219,671
Customer relationships	1,195,000	-	-	1,195,000	633,008	239,004	872,012	322,988
Music label contracts	980,000	-	-	980,000	506,333	195,996	702,329	277,671
	$ 9,169,350	$ 1,531,995	$ -	$ 10,701,345	$ 4,047,505	$ 1,952,641	$ 6,000,146	$ 4,701,199

December 31, 2017

	Opening			Closing	Opening	Amortization	Closing
	cost			cost	accumulated	during the	amortization	Net book
	balance	Additions	Disposals	balance	amortization	period	balance	value
Software platform	$ 3,147,753	$ 1,351,597	$ -	$ 4,499,350	$ 826,496	$ 780,335	$ 1,606,831	$ 2,892,519
Intellectual property	2,495,000	-	-	2,495,000	802,333	499,000	1,301,333	1,193,667
Customer relationships	1,195,000	-	-	1,195,000	394,004	239,004	633,008	561,992
Music label contracts	980,000	-	-	980,000	310,333	196,000	506,333	473,667
	$ 7,817,753	$ 1,351,597	$ -	$ 9,169,350	$ 2,333,166	$ 1,714,339	$ 4,047,505	$ 5,121,845